Schedule of right of use assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Right Of Use Assets
Beginning Balance			$ 401	$ 381	$ 381
Depreciation	$ (81)	$ (109)	(253)	$ (271)	(333)
New leases			381		353
Termination			(130)
Ending Balance	$ 399		$ 399		$ 401